Stock-based Compensation, Summary of Plans (Q3) (Details) - USD ($) $ in Thousands	1 Months Ended				3 Months Ended					9 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Jan. 31, 2019	Jan. 31, 2018	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 25, 2018
Common Stock [Member]
Stock-based Compensation [Abstract]
Number of shares awarded (in shares)												42,168	18,906
Stock Options [Member]
Stock-based Compensation [Abstract]
Stock based compensation expense					$ 10		$ 29			$ 10	$ 29	$ 38	$ 39
Period of recognition for unrecognized compensation cost										5 months		1 year 1 month 24 days
2018 LTIP [Member]
Stock-based Compensation [Abstract]
Contractual term of option awards										10 years		10 years
Maximum number of shares that can be awarded (in shares)														1,293,109
Aggregate number of shares awarded to date under the plan (in shares)					629,267					629,267		458,932
Shares available for awards (in shares)					663,842					663,842		834,177
2018 LTIP [Member] | Restricted Stock [Member]
Stock-based Compensation [Abstract]
Unrecognized compensation cost												$ 299
Period of recognition for unrecognized compensation cost												14 months
2018 LTIP [Member] | Directors [Member] | Common Stock [Member]
Stock-based Compensation [Abstract]
Number of shares awarded (in shares)	30,930		42,168	18,906
Stock based compensation expense						$ 45		$ 52	$ 45
2018 LTIP [Member] | Officers and Employees [Member] | Restricted Stock [Member]
Stock-based Compensation [Abstract]
Number of shares awarded (in shares)	140,218	428,797
Number of shares forfeited (in shares)										0		12,033
Vesting period of stock award	2 years	2 years										2 years
Stock based compensation expense					$ 90					$ 251		$ 216
Unrecognized compensation cost					$ 251					$ 251
Period of recognition for unrecognized compensation cost										17 months		2 years